Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VI
Entity Central Index Key	0001552740
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000117913 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust NASDAQ Technology Dividend Index Fund
Class Name	First Trust NASDAQ Technology Dividend Index Fund
Trading Symbol	TDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust NASDAQ Technology Dividend Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/TDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/TDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust NASDAQ Technology Dividend Index Fund	$24	0.50%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[1]
Net Assets	$ 3,544,845,004
Holdings Count | Holding	96
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$3,544,845,004
Total number of portfolio holdings	96
Portfolio turnover rate	14%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
International Business Machines Corp.	8.4%
Broadcom, Inc.	8.1%
Oracle Corp.	8.1%
Microsoft Corp.	7.9%
Texas Instruments, Inc.	7.6%
QUALCOMM, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.8%
Analog Devices, Inc.	2.5%
Salesforce, Inc.	2.2%
AT&T, Inc.	2.2%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
International Business Machines Corp.	8.4%
Broadcom, Inc.	8.1%
Oracle Corp.	8.1%
Microsoft Corp.	7.9%
Texas Instruments, Inc.	7.6%
QUALCOMM, Inc.	3.8%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3.8%
Analog Devices, Inc.	2.5%
Salesforce, Inc.	2.2%
AT&T, Inc.	2.2%

C000117914 [Member]
Shareholder Report [Line Items]
Fund Name	Multi-Asset Diversified Income Index Fund
Class Name	Multi-Asset Diversified Income Index Fund
Trading Symbol	MDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Multi-Asset Diversified Income Index Fund (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/MDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/MDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Diversified Income Index Fund	$24(1)	0.48%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 24	[2]
Expense Ratio, Percent	0.48%	[2],[3]
Net Assets	$ 394,661,196
Holdings Count | Holding	125
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$394,661,196
Total number of portfolio holdings	125
Portfolio turnover rate	29%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust Tactical High Yield ETF	20.3%
Mach Natural Resources, L.P.	1.8%
TXO Partners, L.P.	1.7%
Icahn Enterprises, L.P.	1.5%
ARMOUR Residential REIT, Inc.	1.5%
AGNC Investment Corp.	1.3%
Annaly Capital Management, Inc.	1.3%
Chimera Investment Corp.	1.3%
Kimbell Royalty Partners, L.P.	1.3%
Alliance Resource Partners, L.P.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
First Trust Tactical High Yield ETF	20.3%
Mach Natural Resources, L.P.	1.8%
TXO Partners, L.P.	1.7%
Icahn Enterprises, L.P.	1.5%
ARMOUR Residential REIT, Inc.	1.5%
AGNC Investment Corp.	1.3%
Annaly Capital Management, Inc.	1.3%
Chimera Investment Corp.	1.3%
Kimbell Royalty Partners, L.P.	1.3%
Alliance Resource Partners, L.P.	1.2%

C000130399 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P International Dividend Aristocrats ETF
Class Name	First Trust S&P International Dividend Aristocrats ETF
Trading Symbol	FID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P International Dividend Aristocrats ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FID. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FID
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P International Dividend Aristocrats ETF	$31	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.60%	[4]
Net Assets	$ 152,190,742
Holdings Count | Holding	77
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$152,190,742
Total number of portfolio holdings	77
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
TELUS Corp.	2.4%
Legal & General Group PLC	2.1%
APA Group	2.0%
Elisa Oyj	1.9%
Bank of Communications Co., Ltd., Class H	1.9%
Canadian Natural Resources Ltd.	1.9%
Schroders PLC	1.8%
Far East Horizon Ltd.	1.8%
DNB Bank ASA	1.8%
Pembina Pipeline Corp.	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TELUS Corp.	2.4%
Legal & General Group PLC	2.1%
APA Group	2.0%
Elisa Oyj	1.9%
Bank of Communications Co., Ltd., Class H	1.9%
Canadian Natural Resources Ltd.	1.9%
Schroders PLC	1.8%
Far East Horizon Ltd.	1.8%
DNB Bank ASA	1.8%
Pembina Pipeline Corp.	1.7%

C000134868 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Rising Dividend Achievers ETF
Class Name	First Trust Rising Dividend Achievers ETF
Trading Symbol	RDVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Rising Dividend Achievers ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/RDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/RDVY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Rising Dividend Achievers ETF	$23	0.46%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%	[5]
Net Assets	$ 19,852,767,888
Holdings Count | Holding	74
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$19,852,767,888
Total number of portfolio holdings	74
Portfolio turnover rate	21%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Lam Research Corp.	3.4%
Applied Materials, Inc.	3.1%
KLA Corp.	2.8%
GE Vernova, Inc.	2.8%
Ross Stores, Inc.	2.6%
Baker Hughes Co.	2.5%
Alphabet, Inc., Class A	2.3%
Bank of New York Mellon (The) Corp.	2.2%
Mueller Industries, Inc.	2.2%
Chubb Ltd.	2.1%
Sector Allocation
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
Lam Research Corp.	3.4%
Applied Materials, Inc.	3.1%
KLA Corp.	2.8%
GE Vernova, Inc.	2.8%
Ross Stores, Inc.	2.6%
Baker Hughes Co.	2.5%
Alphabet, Inc., Class A	2.3%
Bank of New York Mellon (The) Corp.	2.2%
Mueller Industries, Inc.	2.2%
Chubb Ltd.	2.1%

C000137472 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RBA American Industrial Renaissance® ETF
Class Name	First Trust RBA American Industrial Renaissance® ETF
Trading Symbol	AIRR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust RBA American Industrial Renaissance® ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AIRR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AIRR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA American Industrial Renaissance® ETF	$36	0.68%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.68%	[6]
Net Assets	$ 8,385,009,854
Holdings Count | Holding	54
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$8,385,009,854
Total number of portfolio holdings	54
Portfolio turnover rate	20%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Argan, Inc.	4.9%
MasTec, Inc.	4.6%
Comfort Systems USA, Inc.	4.2%
Sterling Infrastructure, Inc.	4.0%
EMCOR Group, Inc.	3.5%
Primoris Services Corp.	3.3%
Saia, Inc.	3.2%
BWX Technologies, Inc.	3.1%
SPX Technologies, Inc.	3.1%
Dycom Industries, Inc.	3.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Argan, Inc.	4.9%
MasTec, Inc.	4.6%
Comfort Systems USA, Inc.	4.2%
Sterling Infrastructure, Inc.	4.0%
EMCOR Group, Inc.	3.5%
Primoris Services Corp.	3.3%
Saia, Inc.	3.2%
BWX Technologies, Inc.	3.1%
SPX Technologies, Inc.	3.1%
Dycom Industries, Inc.	3.1%

C000137473 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Momentum & Dividend ETF
Class Name	First Trust Dorsey Wright Momentum & Dividend ETF
Trading Symbol	DDIV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Dividend ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DDIV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DDIV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Dividend ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[7]
Net Assets	$ 62,720,453
Holdings Count | Holding	51
Investment Company Portfolio Turnover	99.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$62,720,453
Total number of portfolio holdings	51
Portfolio turnover rate	99%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Entergy Corp.	5.2%
Targa Resources Corp.	5.1%
Invesco Ltd.	4.0%
Popular, Inc.	3.8%
Morgan Stanley	3.0%
Citigroup, Inc.	3.0%
International Business Machines Corp.	2.9%
Welltower, Inc.	2.9%
Bank of New York Mellon (The) Corp.	2.8%
Northrop Grumman Corp.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Entergy Corp.	5.2%
Targa Resources Corp.	5.1%
Invesco Ltd.	4.0%
Popular, Inc.	3.8%
Morgan Stanley	3.0%
Citigroup, Inc.	3.0%
International Business Machines Corp.	2.9%
Welltower, Inc.	2.9%
Bank of New York Mellon (The) Corp.	2.8%
Northrop Grumman Corp.	2.8%

C000138164 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Focus 5 ETF
Class Name	First Trust Dorsey Wright Focus 5 ETF
Trading Symbol	FV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Focus 5 ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 15	[8]
Expense Ratio, Percent	0.30%	[8],[9]
Net Assets	$ 3,236,877,892
Holdings Count | Holding	6
Investment Company Portfolio Turnover	121.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$3,236,877,892
Total number of portfolio holdings	6
Portfolio turnover rate	121%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust NYSE® Arca® Biotechnology Index Fund	21.0%
First Trust Energy AlphaDEX® Fund	20.1%
First Trust Nasdaq Transportation ETF	20.0%
First Trust Indxx Aerospace & Defense ETF	19.6%
First Trust Nasdaq Semiconductor ETF	19.3%
Dreyfus Government Cash Management Fund, Institutional Shares	0.0%
Any amount shown as 0.0% represents less than 0.1%.

Largest Holdings [Text Block]
Top Ten Holdings
First Trust NYSE® Arca® Biotechnology Index Fund	21.0%
First Trust Energy AlphaDEX® Fund	20.1%
First Trust Nasdaq Transportation ETF	20.0%
First Trust Indxx Aerospace & Defense ETF	19.6%
First Trust Nasdaq Semiconductor ETF	19.3%
Dreyfus Government Cash Management Fund, Institutional Shares	0.0%

C000144324 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright International Focus 5 ETF
Class Name	First Trust Dorsey Wright International Focus 5 ETF
Trading Symbol	IFV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IFV. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/IFV
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright International Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 15	[10]
Expense Ratio, Percent	0.30%	[10],[11]
Net Assets	$ 220,890,754
Holdings Count | Holding	6
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$220,890,754
Total number of portfolio holdings	6
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust China AlphaDEX® Fund	21.7%
First Trust Europe AlphaDEX® Fund	20.0%
First Trust Eurozone AlphaDEX® ETF	19.8%
First Trust United Kingdom AlphaDEX® Fund	19.6%
First Trust Germany AlphaDEX® Fund	18.8%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust China AlphaDEX® Fund	21.7%
First Trust Europe AlphaDEX® Fund	20.0%
First Trust Eurozone AlphaDEX® ETF	19.8%
First Trust United Kingdom AlphaDEX® Fund	19.6%
First Trust Germany AlphaDEX® Fund	18.8%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

C000162607 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Dynamic Focus 5 ETF
Class Name	First Trust Dorsey Wright Dynamic Focus 5 ETF
Trading Symbol	FVC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Dynamic Focus 5 ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FVC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FVC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Dynamic Focus 5 ETF	$15(1)	0.30%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 15	[12]
Expense Ratio, Percent	0.30%	[12],[13]
Net Assets	$ 95,808,949
Holdings Count | Holding	6
Investment Company Portfolio Turnover	156.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$95,808,949
Total number of portfolio holdings	6
Portfolio turnover rate	156%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The table below shows the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
First Trust NYSE® Arca® Biotechnology Index Fund	21.0%
First Trust Energy AlphaDEX® Fund	20.1%
First Trust Nasdaq Transportation ETF	20.0%
First Trust Indxx Aerospace & Defense ETF	19.6%
First Trust Nasdaq Semiconductor ETF	19.3%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

Largest Holdings [Text Block]
Top Ten Holdings
First Trust NYSE® Arca® Biotechnology Index Fund	21.0%
First Trust Energy AlphaDEX® Fund	20.1%
First Trust Nasdaq Transportation ETF	20.0%
First Trust Indxx Aerospace & Defense ETF	19.6%
First Trust Nasdaq Semiconductor ETF	19.3%
Dreyfus Government Cash Management Fund, Institutional Shares	0.1%

C000195212 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust SMID Cap Rising Dividend Achievers ETF
Class Name	First Trust SMID Cap Rising Dividend Achievers ETF
Trading Symbol	SDVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust SMID Cap Rising Dividend Achievers ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/SDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/SDVY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust SMID Cap Rising Dividend Achievers ETF	$30	0.58%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.58%	[14]
Net Assets	$ 10,101,459,466
Holdings Count | Holding	168
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$10,101,459,466
Total number of portfolio holdings	168
Portfolio turnover rate	19%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Comfort Systems USA, Inc.	1.5%
EnerSys	1.3%
Weatherford International PLC	1.2%
Clear Secure, Inc., Class A	1.2%
Primoris Services Corp.	1.1%
New York Times (The) Co., Class A	1.1%
Woodward, Inc.	1.1%
PriceSmart, Inc.	1.1%
Powell Industries, Inc.	1.1%
EMCOR Group, Inc.	1.1%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Comfort Systems USA, Inc.	1.5%
EnerSys	1.3%
Weatherford International PLC	1.2%
Clear Secure, Inc., Class A	1.2%
Primoris Services Corp.	1.1%
New York Times (The) Co., Class A	1.1%
Woodward, Inc.	1.1%
PriceSmart, Inc.	1.1%
Powell Industries, Inc.	1.1%
EMCOR Group, Inc.	1.1%

C000198271 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Indxx Innovative Transaction & Process ETF
Class Name	First Trust Indxx Innovative Transaction & Process ETF
Trading Symbol	LEGR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Indxx Innovative Transaction & Process ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/LEGR. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/LEGR
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Indxx Innovative Transaction & Process ETF	$33	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[15]
Net Assets	$ 115,563,661
Holdings Count | Holding	104
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$115,563,661
Total number of portfolio holdings	104
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
China CITIC Bank Corp., Ltd., Class H	1.6%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Morgan Stanley	1.5%
AT&T, Inc.	1.5%
JD.com, Inc., ADR	1.5%
Mitsubishi UFJ Financial Group, Inc., ADR	1.4%
Advanced Micro Devices, Inc.	1.4%
Zoetis, Inc.	1.4%
Engie S.A.	1.4%
PayPal Holdings, Inc.	1.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
China CITIC Bank Corp., Ltd., Class H	1.6%
Industrial & Commercial Bank of China Ltd., Class H	1.5%
Morgan Stanley	1.5%
AT&T, Inc.	1.5%
JD.com, Inc., ADR	1.5%
Mitsubishi UFJ Financial Group, Inc., ADR	1.4%
Advanced Micro Devices, Inc.	1.4%
Zoetis, Inc.	1.4%
Engie S.A.	1.4%
PayPal Holdings, Inc.	1.4%

C000198496 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Nasdaq Artificial Intelligence and Robotics ETF
Class Name	First Trust Nasdaq Artificial Intelligence and Robotics ETF
Trading Symbol	ROBT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Nasdaq Artificial Intelligence and Robotics ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/ROBT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/ROBT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Nasdaq Artificial Intelligence and Robotics ETF	$30	0.65%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.65%	[16]
Net Assets	$ 611,298,210
Holdings Count | Holding	116
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$611,298,210
Total number of portfolio holdings	116
Portfolio turnover rate	23%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments (excluding repurchase agreements held as collateral for securities lending arrangements) of the Fund.
Top Ten Holdings
Cloudflare, Inc., Class A	1.9%
Palo Alto Networks, Inc.	1.7%
Palantir Technologies, Inc., Class A	1.7%
C3.ai, Inc., Class A	1.7%
UiPath, Inc., Class A	1.6%
Dynatrace, Inc.	1.6%
CCC Intelligent Solutions Holdings, Inc.	1.6%
International Business Machines Corp.	1.6%
Oceaneering International, Inc.	1.6%
SentinelOne, Inc., Class A	1.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Cloudflare, Inc., Class A	1.9%
Palo Alto Networks, Inc.	1.7%
Palantir Technologies, Inc., Class A	1.7%
C3.ai, Inc., Class A	1.7%
UiPath, Inc., Class A	1.6%
Dynatrace, Inc.	1.6%
CCC Intelligent Solutions Holdings, Inc.	1.6%
International Business Machines Corp.	1.6%
Oceaneering International, Inc.	1.6%
SentinelOne, Inc., Class A	1.5%

C000203940 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Momentum & Low Volatility ETF
Class Name	First Trust Dorsey Wright Momentum & Low Volatility ETF
Trading Symbol	DVOL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Low Volatility ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVOL. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DVOL
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Low Volatility ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[17]
Net Assets	$ 69,184,214
Holdings Count | Holding	51
Investment Company Portfolio Turnover	125.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$69,184,214
Total number of portfolio holdings	51
Portfolio turnover rate	125%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Entergy Corp.	3.9%
Welltower, Inc.	3.4%
McKesson Corp.	3.2%
Ross Stores, Inc.	3.2%
Ensign Group (The), Inc.	3.1%
Walmart, Inc.	3.1%
Bank of New York Mellon (The) Corp.	2.9%
Cencora, Inc.	2.9%
Hilton Worldwide Holdings, Inc.	2.9%
Cardinal Health, Inc.	2.8%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Entergy Corp.	3.9%
Welltower, Inc.	3.4%
McKesson Corp.	3.2%
Ross Stores, Inc.	3.2%
Ensign Group (The), Inc.	3.1%
Walmart, Inc.	3.1%
Bank of New York Mellon (The) Corp.	2.9%
Cencora, Inc.	2.9%
Hilton Worldwide Holdings, Inc.	2.9%
Cardinal Health, Inc.	2.8%

C000203941 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Dorsey Wright Momentum & Value ETF
Class Name	First Trust Dorsey Wright Momentum & Value ETF
Trading Symbol	DVLU
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Dorsey Wright Momentum & Value ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DVLU. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DVLU
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Dorsey Wright Momentum & Value ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[18]
Net Assets	$ 41,065,748
Holdings Count | Holding	51
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$41,065,748
Total number of portfolio holdings	51
Portfolio turnover rate	91%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
TD SYNNEX Corp.	4.0%
General Motors Co.	3.4%
Popular, Inc.	3.4%
Delta Air Lines, Inc.	3.1%
HCA Healthcare, Inc.	3.0%
McKesson Corp.	3.0%
WESCO International, Inc.	3.0%
Tenet Healthcare Corp.	2.9%
Cardinal Health, Inc.	2.9%
Citigroup, Inc.	2.9%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
TD SYNNEX Corp.	4.0%
General Motors Co.	3.4%
Popular, Inc.	3.4%
Delta Air Lines, Inc.	3.1%
HCA Healthcare, Inc.	3.0%
McKesson Corp.	3.0%
WESCO International, Inc.	3.0%
Tenet Healthcare Corp.	2.9%
Cardinal Health, Inc.	2.9%
Citigroup, Inc.	2.9%

C000223561 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International Developed Capital Strength® ETF
Class Name	First Trust International Developed Capital Strength® ETF
Trading Symbol	FICS
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust International Developed Capital Strength® ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FICS. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FICS
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Developed Capital Strength® ETF	$35	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[19]
Net Assets	$ 213,885,420
Holdings Count | Holding	52
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$213,885,420
Total number of portfolio holdings	52
Portfolio turnover rate	37%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Imperial Oil Ltd.	3.1%
Rio Tinto PLC	2.7%
BHP Group Ltd.	2.5%
GSK PLC	2.5%
Singapore Telecommunications Ltd.	2.4%
Coca-Cola HBC AG	2.3%
Toronto-Dominion Bank (The)	2.3%
Singapore Exchange Ltd.	2.3%
Novartis AG	2.3%
AstraZeneca PLC	2.3%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Imperial Oil Ltd.	3.1%
Rio Tinto PLC	2.7%
BHP Group Ltd.	2.5%
GSK PLC	2.5%
Singapore Telecommunications Ltd.	2.4%
Coca-Cola HBC AG	2.3%
Toronto-Dominion Bank (The)	2.3%
Singapore Exchange Ltd.	2.3%
Novartis AG	2.3%
AstraZeneca PLC	2.3%

C000250760 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust S&P 500 Economic Moat ETF
Class Name	First Trust S&P 500 Economic Moat ETF
Trading Symbol	EMOT
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust S&P 500 Economic Moat ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EMOT. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EMOT
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust S&P 500 Economic Moat ETF	$30	0.60%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%	[20]
Net Assets	$ 2,339,974
Holdings Count | Holding	50
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$2,339,974
Total number of portfolio holdings	50
Portfolio turnover rate	10%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Texas Pacific Land Corp.	3.3%
Lockheed Martin Corp.	2.6%
Lam Research Corp.	2.6%
Applied Materials, Inc.	2.5%
KLA Corp.	2.5%
Tapestry, Inc.	2.5%
Jabil, Inc.	2.4%
Altria Group, Inc.	2.3%
Philip Morris International, Inc.	2.3%
Walmart, Inc.	2.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Texas Pacific Land Corp.	3.3%
Lockheed Martin Corp.	2.6%
Lam Research Corp.	2.6%
Applied Materials, Inc.	2.5%
KLA Corp.	2.5%
Tapestry, Inc.	2.5%
Jabil, Inc.	2.4%
Altria Group, Inc.	2.3%
Philip Morris International, Inc.	2.3%
Walmart, Inc.	2.2%

C000270862 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust International Rising Dividend Achievers ETF
Class Name	First Trust International Rising Dividend Achievers ETF
Trading Symbol	IDVY
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust International Rising Dividend Achievers ETF (the “Fund”) for the period of February 10, 2026 (commencement of investment operations) to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/IDVY. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/IDVY
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust International Rising Dividend Achievers ETF	$8(1)	0.60%(2)
(1)	The Fund commenced investment operations on February 10, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
(2)	Annualized.

Expenses Paid, Amount	$ 8	[21]
Expense Ratio, Percent	0.60%	[22]
Net Assets	$ 1,160,641
Holdings Count | Holding	154
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$1,160,641
Total number of portfolio holdings	154
Portfolio turnover rate	13%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Lasertec Corp.	1.9%
Sumitomo Electric Industries Ltd.	1.5%
Fujikura Ltd.	1.4%
ASML Holding N.V.	1.4%
Toyota Tsusho Corp.	1.3%
Obayashi Corp.	1.3%
Hanwha Aerospace Co., Ltd.	1.3%
Niterra Co., Ltd.	1.2%
Tokio Marine Holdings, Inc.	1.2%
Yangzijiang Shipbuilding Holdings Ltd.	1.2%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Lasertec Corp.	1.9%
Sumitomo Electric Industries Ltd.	1.5%
Fujikura Ltd.	1.4%
ASML Holding N.V.	1.4%
Toyota Tsusho Corp.	1.3%
Obayashi Corp.	1.3%
Hanwha Aerospace Co., Ltd.	1.3%
Niterra Co., Ltd.	1.2%
Tokio Marine Holdings, Inc.	1.2%
Yangzijiang Shipbuilding Holdings Ltd.	1.2%

C000262472 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust RBA Deglobalization ETF
Class Name	First Trust RBA Deglobalization ETF
Trading Symbol	DGLO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust RBA Deglobalization ETF (the “Fund”) for the period of October 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/DGLO. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/DGLO
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust RBA Deglobalization ETF	$36	0.70%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%	[23]
Net Assets	$ 2,224,590
Holdings Count | Holding	113
Investment Company Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of March 31, 2026)
Fund net assets	$2,224,590
Total number of portfolio holdings	113
Portfolio turnover rate	56%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of March 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
General Dynamics Corp.	2.8%
Union Pacific Corp.	2.5%
Leonardo DRS, Inc.	2.5%
Republic Services, Inc.	2.4%
EOG Resources, Inc.	2.3%
ConocoPhillips	2.0%
CSX Corp.	1.9%
Packaging Corp. of America	1.9%
Armstrong World Industries, Inc.	1.9%
Magnolia Oil & Gas Corp., Class A	1.7%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
General Dynamics Corp.	2.8%
Union Pacific Corp.	2.5%
Leonardo DRS, Inc.	2.5%
Republic Services, Inc.	2.4%
EOG Resources, Inc.	2.3%
ConocoPhillips	2.0%
CSX Corp.	1.9%
Packaging Corp. of America	1.9%
Armstrong World Industries, Inc.	1.9%
Magnolia Oil & Gas Corp., Class A	1.7%

[1]	Annualized.
[2]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[9]	Annualized.
[10]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[11]	Annualized.
[12]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	The Fund commenced investment operations on February 10, 2026. Had the Fund been in operation for a complete six months, the cost of a $10,000 investment would have been higher.
[22]	Annualized.
[23]	Annualized.